GOODWILL - (Disclosure of goodwill) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Opening balance	$ 0	$ 0
Ending balance	11,108,422	0
PerceiveMD [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Addition - PerceiveMD acquisition	1,672,233	0
Phyto BrandCo [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Addition - PerceiveMD acquisition	$ 9,436,189	$ 0